Subsidiaries (Details)	12 Months Ended
Dec. 31, 2012
Seadrill China Operations Ltd [Member]
Subsidiaries Information [Line Items]
Subsidiaries information jurisdiction of incorporation	Luxembourg	[1]
Subsidiaries information principal activities	Rig owner	[1]
Seadrill Deepwater Drillship Ltd [Member]
Subsidiaries Information [Line Items]
Subsidiaries information jurisdiction of incorporation	Cayman Islands
Subsidiaries information principal activities	Rig owner
Seadrill Vencedor Ltd [Member]
Subsidiaries Information [Line Items]
Subsidiaries information jurisdiction of incorporation	Bermuda
Subsidiaries information principal activities	Rig owner
Seabras Rig Holdco Kft [Member]
Subsidiaries Information [Line Items]
Subsidiaries information jurisdiction of incorporation	Hungary	[1]
Subsidiaries information principal activities	Rig owner	[1]
Seadrill T-15 Limited [Member]
Subsidiaries Information [Line Items]
Subsidiaries information jurisdiction of incorporation	Bermuda	[2]
Subsidiaries information principal activities	Rig owner	[2]
Seadrill China Operations Ltd 2 [Member]
Subsidiaries Information [Line Items]
Subsidiaries information jurisdiction of incorporation	Bermuda
Subsidiaries information principal activities	Previous rig owner
Seadrill Capricorn Ltd [Member]
Subsidiaries Information [Line Items]
Subsidiaries information jurisdiction of incorporation	Bermuda
Subsidiaries information principal activities	Previous rig owner
Seadrill Tender Rigs Ltd [Member]
Subsidiaries Information [Line Items]
Subsidiaries information jurisdiction of incorporation	Bermuda
Subsidiaries information principal activities	Previous rig owner
Subsea Drilling IV Ltd [Member]
Subsidiaries Information [Line Items]
Subsidiaries information jurisdiction of incorporation	Cyprus
Subsidiaries information principal activities	Previous rig owner
Seadrill Canada Ltd [Member]
Subsidiaries Information [Line Items]
Subsidiaries information jurisdiction of incorporation	Newfoundland, Canada	[1]
Subsidiaries information principal activities	Operating company	[1]
Seadrill Americas Inc [Member]
Subsidiaries Information [Line Items]
Subsidiaries information jurisdiction of incorporation	U.S.A
Subsidiaries information principal activities	Operating company
Seadrill Asia Ltd [Member]
Subsidiaries Information [Line Items]
Subsidiaries information jurisdiction of incorporation	Hong Kong
Subsidiaries information principal activities	Operating company
Seadrill Offshore AS [Member]
Subsidiaries Information [Line Items]
Subsidiaries information jurisdiction of incorporation	Norway
Subsidiaries information principal activities	Operating company
Seadrill US Gulf LLC [Member]
Subsidiaries Information [Line Items]
Subsidiaries information jurisdiction of incorporation	U.S.A	[1]
Subsidiaries information principal activities	Operating company	[1]
Seadrill International Limited [Member]
Subsidiaries Information [Line Items]
Subsidiaries information jurisdiction of incorporation	Hong Kong	[2]
Subsidiaries information principal activities	Operating company	[2]
Seadrill Mobile Units Nigeria [Member]
Subsidiaries Information [Line Items]
Subsidiaries information jurisdiction of incorporation	Nigeria
Subsidiaries information principal activities	Service company

[1]	Established in 2012.
[2]	Entities related to the T-15